Consolidated Statement of Cash Flows - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
NET PROFIT FOR THE YEAR	$ 1,700,361,691	$ 502,017,046	$ 351,519,747
Adjustments to reconcile net profit to net cash provided by operating activities
Income tax expense	585,537,956	257,734,325	242,359,114
Depreciation and amortization	625,880,708	509,073,880	333,956,297
Provisions	61,293,686	36,379,703	24,995,318
Interest	533,117,802	594,598,148	393,757,671
Share of profit (loss) of associates		(36,631,307)	105,140,743
Investment income recognized in profit	(7,966,242)	(112,039,773)	(158,494,542)
Exchange rate differences	261,086,171	271,656,002	253,078,707
Gain on disposal of Property, plant and equipment	(5,799,175)	(31,315,437)	(3,909,421)
Changes in operating assets and liabilities
Inventories	(87,735,857)	(562,166,309)	(211,358,257)
Other receivables	41,365,888	(140,932,111)	(81,556,400)
Trade accounts receivable	(535,018,838)	(164,726,684)	(87,387,645)
Advances from customers	99,403,089	32,758,193	26,624,857
Accounts payable	133,303,218	450,394,525	379,555,491
Salaries and social security payables	160,373,981	113,400,684	30,297,189
Provisions	(31,610,711)	(16,685,934)	(16,878,695)
Tax liabilities	(17,007,156)	56,868,398	(40,069,120)
Other liabilities	(11,752,234)	19,249,181	9,837,034
Cash generated from operations	3,504,833,977	1,779,632,530	1,551,468,088
Income tax paid	(284,522,838)	(166,708,107)	(168,391,995)
Net cash generated by operating activities	3,220,311,139	1,612,924,423	1,383,076,093
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of Property, plant and equipment	13,571,501	22,399,342	6,001,998
Payments to acquire Property, plant and equipment	(1,246,113,978)	(643,073,919)	(472,532,197)
Payments to acquire intangible assets	(28,065,101)	(26,279,675)	(22,307,623)
Interest received	30,300,476
Contributions to F.F.F.S.F.I. (Note 38)	(27,825,262)	(23,956,029)
Cash from business combinations under common control		207,927,790	30,552
Net cash used in investing activities	(1,258,132,364)	(462,982,491)	(488,807,270)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	2,927,783,765	1,597,236,466	829,064,617
Interest paid	(532,101,489)	(600,560,695)	(417,259,343)
Dividends paid	(442,886,305)	(853,136,862)	(16,642)
Repayment of borrowings	(3,521,683,295)	(840,235,934)	(1,262,052,887)
Proceeds from initial public offering, net of issuance costs	1,866,725,717
Net cash generated by (used in) financing activities	297,838,393	(696,697,025)	(850,264,255)
Net increase (decrease) in cash and cash equivalents	2,260,017,168	453,244,907	44,004,568
Cash and cash equivalents at the beginning of the year	803,285,795	328,404,790	260,836,959
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	116,384,750	21,636,098	23,563,263
Cash and cash equivalents at the end of the year	$ 3,179,687,713	$ 803,285,795	$ 328,404,790